Schedule of statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
UK Federal income tax rate	25.00%	23.50%
Valuation allowance	(18.10%)	(25.40%)
Change in UK statutory income tax rate		7.30%
Change in Fair Value	(2.80%)
Loss on Debt Extinguishment	(2.10%)
Nondeductible expense	(1.50%)	(3.50%)
R&D expenditures
Foreign income tax rate differential	(0.70%)	(0.70%)
Other true ups	3.70%
Effective income tax rate, percentage	3.50%	1.20%